Share-based Payments - Number and Weighted Average Exercise Prices of and Movements in Share Appreciation Rights (Detail) - Stock Appreciation Rights [member]	10 Months Ended
Oct. 30, 2016 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at the beginning of the period | shares	588,596
Granted | shares	37,500
Forfeited | shares	(9,785)
Exercised | shares	(123,033)
Early settled | shares	(493,278)
Outstanding at the end of the period | shares	0
Exercisable at the end of the period | shares	0
Outstanding at the beginning of the period | $	$ 14.07
Granted | $	19.55
Forfeited | $	15.16
Exercised | $	11.26
Early settled | $	15.17
Outstanding at the end of the period | $
Exercisable at the end of the period | $	$ 0